UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-2968

Name of Registrant:     VANGUARD TRUSTEES' EQUITY FUND

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2012

Item 1: Schedule of Investments

Vanguard International Value Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (96.6%)[1]
Australia (2.5%)
BHP Billiton Ltd.	1,182,394	46,833
Telstra Corp. Ltd.	10,527,902	37,211
National Australia Bank Ltd.	848,041	21,465
Westpac Banking Corp.	903,382	20,251
Commonwealth Bank of Australia	326,404	17,538
Macquarie Group Ltd.	596,390	16,134
		159,432
Belgium (1.1%)
Anheuser-Busch InBev NV	877,998	53,384
Delhaize Group SA	192,356	10,486
KBC Groep NV	364,400	6,947
		70,817
Brazil (5.2%)
Petroleo Brasileiro SA ADR Type A	2,977,137	83,152
Banco do Brasil SA	4,031,800	62,743
Vale SA Class B ADR	2,236,178	54,138
Cielo SA	1,355,893	40,393
Vale SA Class B ADR	1,259,300	31,860
MRV Engenharia e Participacoes SA	3,085,200	23,750
Cia Energetica de Minas Gerais ADR	853,454	17,274
Banco Bradesco SA ADR	654,595	11,704
Gafisa SA ADR	1,476,271	8,001
		333,015
Canada (2.8%)
Bank of Nova Scotia	412,560	21,202
Suncor Energy Inc.	559,693	19,309
Rogers Communications Inc. Class B	497,700	19,135
Potash Corp. of Saskatchewan Inc.	400,800	18,779
Teck Resources Ltd. Class B	405,906	17,178
Canadian National Railway Co.	200,250	15,103
Nexen Inc.	738,390	13,233
Magna International Inc.	279,910	11,563
National Bank of Canada	153,100	11,485
Potash Corp. of Saskatchewan Inc.	243,947	11,402
Agrium Inc.	133,400	10,754
* New Gold Inc.	595,030	6,967
Industrial Alliance Insurance & Financial Services Inc.	37,262	984
Royal Bank of Canada	1	—
TELUS Corp. Class A	1	—
Intact Financial Corp.	1	—
		177,094
China (4.1%)
China Mobile Ltd.	5,233,000	53,480
^ Weichai Power Co. Ltd.	7,926,600	42,452
^ Geely Automobile Holdings Ltd.	98,935,000	29,203
China State Construction International Holdings Ltd.	30,859,280	24,433
China Construction Bank Corp.	22,782,960	18,184

China Shenhua Energy Co. Ltd.	3,923,000	17,229
Ping An Insurance Group Co.	1,865,500	14,753
China Petroleum & Chemical Corp.	11,886,000	14,342
^ China Overseas Land & Investment Ltd.	7,586,000	14,075
*,^ China ZhengTong Auto Services Holdings Ltd.	11,647,500	12,166
^ GOME Electrical Appliances Holding Ltd.	36,607,000	8,680
Dongfeng Motor Group Co. Ltd.	3,700,000	6,914
^ Evergrande Real Estate Group Ltd.	13,945,000	6,589
Daphne International Holdings Ltd.	3,114,000	4,015
		266,515
Denmark (0.1%)
AP Moeller - Maersk A/S Class B	984	7,256

Finland (0.7%)
Nokia Oyj	5,420,833	27,227
Sampo Oyj	792,174	20,881
		48,108
France (6.7%)
Sanofi	1,665,771	123,506
Total SA	1,072,248	56,832
BNP Paribas SA	1,308,612	55,661
Bouygues SA	700,797	21,887
Renault SA	449,880	19,246
Valeo SA	398,648	18,778
LVMH Moet Hennessy Louis Vuitton SA	115,375	18,691
ArcelorMittal	907,505	18,643
Technip SA	192,585	18,142
Danone	266,980	16,517
Faurecia	531,779	13,321
Vivendi SA	628,760	13,191
AXA SA	810,509	12,341
Societe Generale SA	452,414	12,095
GDF Suez	361,505	9,842
		428,693
Germany (6.1%)
SAP AG	1,227,436	74,214
Adidas AG	885,155	63,956
Bayerische Motoren Werke AG	476,369	40,879
Deutsche Post AG	2,169,590	36,179
Volkswagen AG Prior Pfd.	195,114	34,680
Merck KGaA	209,446	21,885
Allianz SE	193,280	21,307
^ Siemens AG	168,371	15,901
^ ThyssenKrupp AG	540,600	15,411
Bayer AG	218,781	15,369
E.ON AG	699,990	15,020
Muenchener Rueckversicherungs AG	110,280	14,381
Henkel AG & Co. KGaA Prior Pfd.	202,587	12,517
GEA Group AG	307,677	9,913
Deutsche Lufthansa AG	193,500	2,687
		394,299
Hong Kong (1.2%)
Swire Pacific Ltd. Class A	3,401,850	37,807
Wing Hang Bank Ltd.	1,419,000	13,060
HSBC Holdings plc	1,331,869	11,147
New World Development Co. Ltd.	5,556,000	6,078

Yue Yuen Industrial Holdings Ltd.	1,495,500	4,574
Cathay Pacific Airways Ltd.	1,255,000	2,482
		75,148
India (0.4%)
ICICI Bank Ltd. ADR	384,036	13,906
Infosys Ltd. ADR	241,058	13,256
		27,162
Indonesia (0.4%)
Telekomunikasi Indonesia Tbk PT ADR	793,600	24,324

Ireland (0.5%)
* Ryanair Holdings plc ADR	879,700	29,505

Italy (2.8%)
ENI SPA	3,269,476	72,442
Telecom Italia SPA (Registered)	46,409,515	47,294
Intesa Sanpaolo SPA (Registered)	19,921,525	38,157
Atlantia SPA	1,263,010	19,683
Telecom Italia SPA (Bearer)	6,391,400	5,380
		182,956
Japan (18.2%)
FANUC Corp.	397,100	66,859
Japan Tobacco Inc.	13,145	64,909
Bridgestone Corp.	2,621,900	59,992
Mitsubishi Corp.	2,532,100	57,905
Fujitsu Ltd.	10,110,000	54,116
Sumitomo Mitsui Financial Group Inc.	1,543,700	49,368
Canon Inc.	1,109,800	47,639
Dai Nippon Printing Co. Ltd.	4,065,000	43,838
Sony Corp.	2,381,000	43,533
Yamada Denki Co. Ltd.	662,780	42,405
Tokyo Electron Ltd.	736,400	41,979
Omron Corp.	1,778,800	35,864
Daito Trust Construction Co. Ltd.	369,400	34,879
Softbank Corp.	1,190,100	33,258
Ricoh Co. Ltd.	3,787,000	32,005
Panasonic Corp.	3,861,500	31,261
Yahoo Japan Corp.	99,357	30,401
Nippon Telegraph & Telephone Corp.	603,700	30,285
Fujikura Ltd.	9,385,000	29,147
Asahi Glass Co. Ltd.	3,147,000	25,670
Mitsui & Co. Ltd.	1,275,300	21,679
Nissan Motor Co. Ltd.	2,287,700	21,672
Shin-Etsu Chemical Co. Ltd.	389,600	20,289
Komatsu Ltd.	701,300	19,778
JS Group Corp.	942,500	19,527
Mitsubishi UFJ Financial Group Inc.	4,079,600	18,849
Astellas Pharma Inc.	456,200	18,746
Sumitomo Electric Industries Ltd.	1,548,000	18,702
Nintendo Co. Ltd.	125,200	17,003
THK Co. Ltd.	697,600	15,035
Sumitomo Corp.	973,900	14,037
Sumitomo Mitsui Trust Holdings Inc.	4,447,650	13,953
ORIX Corp.	144,370	13,530
Sharp Corp.	1,551,000	13,378
JX Holdings Inc.	2,089,700	12,672

Bank of Yokohama Ltd.	2,556,000	11,870
* Mazda Motor Corp.	5,885,000	9,761
JFE Holdings Inc.	475,400	8,493
Nippon Express Co. Ltd.	1,272,000	5,105
Sumitomo Rubber Industries Ltd.	369,100	4,404
DIC Corp.	2,157,000	4,063
NTT DoCoMo Inc.	2,094	3,724
Konica Minolta Holdings Inc.	470,500	3,432
IHI Corp.	1,237,000	3,257
Air Water Inc.	197,000	2,599
* Sumco Corp.	184,000	1,579
		1,172,450
Netherlands (3.0%)
Unilever NV	1,520,174	50,661
* ING Groep NV	5,176,428	47,228
Heineken NV	904,013	41,848
Koninklijke DSM NV	434,540	22,335
Koninklijke Ahold NV	1,125,300	14,933
* Aegon NV	2,495,490	12,124
Randstad Holding NV	185,200	6,325
		195,454
Norway (0.4%)
* Subsea 7 SA	610,280	12,371
Seadrill Ltd.	322,720	12,017
		24,388
Poland (0.2%)
KGHM Polska Miedz SA	298,020	12,948

Portugal (0.2%)
EDP - Energias de Portugal SA	3,953,690	11,542

Russia (3.2%)
Gazprom OAO ADR	6,986,380	84,885
Sberbank of Russia	17,549,311	51,977
Lukoil OAO ADR	484,743	28,474
Gazprom OAO ADR (U.S. Shares)	1,255,278	15,251
Mobile Telesystems OJSC ADR	866,147	14,516
MMC Norilsk Nickel OJSC ADR	510,077	9,816
Lukoil OAO ADR	41,383	2,431
		207,350
Singapore (1.5%)
DBS Group Holdings Ltd.	4,915,701	52,760
Singapore Telecommunications Ltd.	18,985,000	46,758
		99,518
South Africa (1.1%)
MTN Group Ltd.	1,129,135	19,211
Mr Price Group Ltd.	1,666,731	18,360
Standard Bank Group Ltd.	1,251,870	17,118
Bidvest Group Ltd.	492,610	10,549
Exxaro Resources Ltd.	284,700	7,009
		72,247
South Korea (3.7%)
Samsung Electronics Co. Ltd.	116,882	115,092
KB Financial Group Inc.	913,944	34,647
LG Display Co. Ltd.	1,065,010	27,720

KT&G Corp.	282,430	19,789
Hyundai Mobis	73,388	18,092
Hana Financial Group Inc.	213,910	7,324
OCI Co. Ltd.	28,270	6,566
DGB Financial Group Inc.	329,320	4,386
Kia Motors Corp.	51,950	3,119
Hyundai Heavy Industries Co. Ltd.	5,460	1,512
		238,247
Spain (0.3%)
Gas Natural SDG SA	1,024,700	16,793

Sweden (1.2%)
Assa Abloy AB Class B	1,462,965	39,808
Swedbank AB Class A	1,576,360	22,690
Sandvik AB	974,163	14,438
		76,936
Switzerland (4.1%)
Novartis AG	1,707,922	92,695
Julius Baer Group Ltd.	912,619	37,192
Roche Holding AG	208,317	35,342
Actelion Ltd.	796,085	30,548
Nestle SA	471,320	27,046
ABB Ltd.	874,627	18,253
Cie Financiere Richemont SA	216,520	12,306
Credit Suisse Group AG	399,742	10,401
		263,783
Taiwan (1.9%)
Taiwan Semiconductor Manufacturing Co. Ltd.	14,808,704	39,286
Advanced Semiconductor Engineering Inc.	16,379,992	17,225
AU Optronics Corp.	31,108,460	16,571
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,123,915	15,825
HTC Corp.	602,000	9,899
Powertech Technology Inc.	2,798,400	7,006
Wistron Corp.	4,527,359	6,801
Pegatron Corp.	4,762,000	5,765
Lite-On Technology Corp.	2,770,903	3,515
		121,893
Thailand (0.7%)
Kasikornbank PCL (Foreign)	7,139,100	30,470
PTT PCL	1,045,600	11,463
Thai Oil PCL	2,271,500	4,702
		46,635
Turkey (1.0%)
KOC Holding AS	4,853,405	18,850
* Turkcell Iletisim Hizmetleri AS	2,396,797	12,332
Turkiye Garanti Bankasi AS	3,322,889	11,965
Turkiye Vakiflar Bankasi Tao	5,745,200	9,320
Turkiye Is Bankasi	4,242,880	8,838
		61,305
United Kingdom (21.3%)
GlaxoSmithKline plc	5,873,630	130,653
Vodafone Group plc	35,377,574	95,420
Unilever plc	2,340,367	75,634
BP plc	9,461,669	71,177
Rio Tinto plc	1,130,543	68,106

Royal Dutch Shell plc Class A	1,738,793	61,832
WPP plc	4,323,888	50,905
British American Tobacco plc	1,076,310	49,563
Diageo plc	2,228,000	49,315
TESCO plc	9,597,194	48,395
Xstrata plc	2,769,651	47,144
Prudential plc	4,163,236	46,050
AstraZeneca plc	899,650	43,330
Aviva plc	7,646,498	42,169
HSBC Holdings plc	4,409,000	36,838
Informa plc	5,479,208	33,819
Standard Chartered plc	1,347,416	32,565
Smith & Nephew plc	3,261,352	31,607
Barclays plc	9,334,506	31,300
Rexam plc	4,968,357	29,339
BG Group plc	1,266,441	28,537
Petrofac Ltd.	1,119,746	25,752
*	Royal Bank of Scotland Group plc	59,245,579	24,858
Tullow Oil plc	1,001,126	21,990
BHP Billiton plc	598,956	20,135
WM Morrison Supermarkets plc	4,216,015	19,021
Legal & General Group plc	10,004,140	18,205
*	Evraz plc	2,509,388	17,731
Wolseley plc	493,521	17,118
Imperial Tobacco Group plc	468,100	16,764
Eurasian Natural Resources Corp. plc	1,450,708	15,830
GKN plc	4,128,840	13,674
British Sky Broadcasting Group plc	1,239,831	13,501
*	Lloyds Banking Group plc	27,529,600	13,313
Anglo American plc	287,960	11,952
National Grid plc	1,088,030	10,835
ICAP plc	1,715,273	9,090
1,373,467
Total Common Stocks (Cost $6,348,703)	6,219,280
Market
Value
Coupon	Shares	($000)
Temporary Cash Investments (4.5%)[1]
Money Market Fund (4.1%)
[2,3] Vanguard Market Liquidity Fund	0.096%	262,101,317	262,101

Face	Market
Maturity	Amount	Value
Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.4%)
[4,5] Freddie Mac Discount Notes	0.040%	2/17/12	10,000	10,000
[4,5] Freddie Mac Discount Notes	0.050%	4/4/12	15,000	14,999
6	United States Treasury Bill	0.023%-0.051%	2/16/12	4,000	4,000
28,999
Total Temporary Cash Investments (Cost $291,100)	291,100
Total Investments (101.1%) (Cost $6,639,803)	6,510,380
Other Assets and Liabilities-Net (-1.1%)[3]	(68,338)
Net Assets (100%)	6,442,042

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $71,027,000.

1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.3% and 2.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $76,543,000 of collateral received for securities on loan.
4 Securities with a value of $13,499,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
6 Securities with a value of $1,678,000 and cash of $9,000 have been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

International Value Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	621,440	5,597,840	—
Temporary Cash Investments	262,101	28,999	—
Futures Contracts—Assets[1]	233	—	—
Forward Currency Contracts—Assets	—	1,505	—
Forward Currency Contracts—Liabilities	—	(2,363)	—
Total	883,774	5,625,981	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund's and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2012	1,495	47,360	2,660
FTSE 100 Index	March 2012	328	29,216	945
Topix Index	March 2012	235	23,315	407
S&P ASX 200 Index	March 2012	131	14,709	156

International Value Fund

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2012, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Goldman Sachs Bank USA	2/15/12	USD	32,104 JPY	2,447,103	(370)
Goldman Sachs Bank USA	2/15/12	USD	70,851 EUR	54,143	(1,607)
UBS AG	3/21/12	EUR	27,789 USD	36,381	(386)
UBS AG	3/21/12	GBP	17,553 USD	27,688	296
UBS AG	3/13/12	JPY	1,753,759 USD	23,011	404
UBS AG	3/20/12	AUD	13,624 USD	14,402	805

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2012, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At January 31, 2012, the cost of investment securities for tax purposes was $6,644,518,000. Net unrealized depreciation of investment securities for tax purposes was $134,138,000, consisting of unrealized gains of $742,004,000 on securities that had risen in value since their purchase and $876,142,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Diversified Equity Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (100.0%)
Vanguard Growth and Income Fund Investor Shares	8,684,877	239,268
Vanguard Morgan Growth Fund Investor Shares	9,572,527	180,059
Vanguard US Growth Fund Investor Shares	9,338,015	180,037
Vanguard Windsor II Fund Investor Shares	6,712,299	179,420
Vanguard Windsor Fund Investor Shares	13,178,616	179,361
Vanguard Explorer Fund Investor Shares	1,569,800	120,074
Vanguard Mid-Cap Growth Fund	2,984,912	59,818
Vanguard Capital Value Fund	5,872,737	59,491
Total Investments (100.0%) (Cost $1,107,986)		1,197,528
Other Assets and Liabilities-Net (0.0%)		(267)
Net Assets (100%)		1,197,261

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2012, 100% of the market value of the fund's investments was based on Level 1 inputs.

C. At January 31, 2012, the cost of investment securities for tax purposes was $1,107,986,000. Net unrealized appreciation of investment securities for tax purposes was $89,542,000, consisting of unrealized gains of $105,369,000 on securities that had risen in value since their purchase and $15,827,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Emerging Markets Select Stock Fund

Schedule of Investments
As of January 31, 2012

		Market
		Value
	Shares	($000)
Common Stocks (96.5%)[1]
Argentina (0.1%)
MercadoLibre Inc.	825	72

Australia (0.3%)
* Perseus Mining Ltd.	48,617	148
* CGA Mining Ltd.	34,630	87
		235
Brazil (13.4%)
Petroleo Brasileiro SA Prior Pfd.	119,604	1,682
Vale SA Class B ADR	31,914	807
Banco do Brasil SA	51,500	801
Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	91,118	611
Vale SA Prior Pfd.	19,420	474
Petroleo Brasileiro SA ADR	14,485	443
EDP - Energias do Brasil SA	14,800	345
All America Latina Logistica SA	59,500	342
Totvs SA	19,600	337
Cia de Saneamento de Minas Gerais-COPASA	14,700	326
Banco Santander Brasil SA	32,600	302
Cia de Saneamento Basico do Estado de Sao Paulo ADR	4,350	287
Itau Unibanco Holding SA ADR	13,210	264
Fibria Celulose SA	25,000	204
BRF - Brasil Foods SA	10,200	202
Itau Unibanco Holding SA Prior Pfd.	9,600	193
Multiplus SA	10,900	192
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	4,400	187
* Tim Participacoes SA ADR	6,200	179
Cia de Bebidas das Americas ADR	4,400	160
PDG Realty SA Empreendimentos e Participacoes	36,500	148
Banco Santander Brasil SA ADR	14,200	129
BR Malls Participacoes SA	10,200	111
Souza Cruz SA	8,300	108
Fibria Celulose SA ADR	11,207	90
CETIP SA - Balcao Organizado de Ativos e Derivativos	4,000	62
Braskem SA Prior Pfd.	5,700	51
Cia Hering	1,000	24
Lojas Americanas SA Prior Pfd.	1,600	15
Localiza Rent a Car SA	900	15
		9,091
Canada (1.3%)
First Quantum Minerals Ltd.	15,200	333
Methanex Corp.	11,100	302
Sherritt International Corp.	36,000	227
* Sino-Forest Corp.	1,600	1
		863
Chile (0.2%)
Sociedad Quimica y Minera de Chile SA ADR	2,403	141

SACI Falabella	2,750	24
		165
China (15.5%)
CNOOC Ltd.	385,000	784
China Construction Bank Corp.	745,000	595
China Shenhua Energy Co. Ltd.	122,000	536
China Mobile Ltd.	46,000	470
Industrial & Commercial Bank of China	655,000	457
China Pacific Insurance Group Co. Ltd.	117,600	391
Shanghai Electric Group Co. Ltd.	744,000	342
Mindray Medical International Ltd. ADR	11,100	330
Yingde Gases	287,000	330
Lenovo Group Ltd.	400,000	320
China Unicom Hong Kong Ltd.	169,000	311
Huabao International Holdings Ltd.	424,000	288
China Dongxiang Group Co.	1,721,000	286
China Resources Power Holdings Co. Ltd.	132,000	258
Kingboard Laminates Holdings Ltd.	469,125	251
* Huadian Power International Co.	1,080,000	249
China Metal Recycling Holdings Ltd.	210,000	248
* Melco Crown Entertainment Ltd. ADR	21,685	242
* Sun Art Retail Group Ltd.	182,500	222
China Power International Development Ltd.	859,600	218
* China Taiping Insurance Holdings Co. Ltd.	110,200	203
ENN Energy Holdings Ltd.	66,000	201
Guangdong Investment Ltd.	344,000	199
Agricultural Bank of China Ltd.	399,000	197
China BlueChemical Ltd.	244,000	185
China Oilfield Services Ltd.	110,000	179
Soho China Ltd.	267,000	175
China Overseas Land & Investment Ltd.	90,000	167
* Greatview Aseptic Packaging Co. Ltd.	408,000	154
Evergrande Real Estate Group Ltd.	316,000	149
Zhongsheng Group Holdings Ltd.	74,000	148
* Haier Electronics Group Co. Ltd.	142,000	146
Tencent Holdings Ltd.	4,300	105
Spreadtrum Communications Inc. ADR	6,783	105
Hengan International Group Co. Ltd.	11,400	102
* China Modern Dairy Holdings Ltd.	442,000	100
Jiangsu Expressway Co. Ltd.	90,000	90
China Telecom Corp. Ltd.	154,000	86
Kingdee International Software Group Co. Ltd.	282,000	84
Kunlun Energy Co. Ltd.	52,000	82
China Shipping Development Co. Ltd.	112,000	78
Intime Department Store Group Co. Ltd.	59,500	72
Tsingtao Brewery Co. Ltd.	10,600	57
* AutoNavi Holdings Ltd. ADR	5,000	55
China Railway Group Ltd.	147,000	52
Shandong Weigao Group Medical Polymer Co. Ltd.	56,500	52
Vinda International Holdings Ltd.	40,000	49
China Mengniu Dairy Co. Ltd.	11,000	29
Belle International Holdings Ltd.	13,000	21
Golden Eagle Retail Group Ltd.	9,000	21
Chaoda Modern Agriculture Holdings Ltd.	404,000	13
Wumart Stores Inc.	2,600	5
		10,489

Colombia (0.3%)
BanColombia SA ADR	3,300	205

Egypt (0.4%)
Commercial International Bank Egypt SAE	34,488	135
Orascom Telecom Holding SAE GDR	39,400	121
		256
France (0.5%)
CFAO SA	9,484	324

Hong Kong (2.3%)
Pacific Basin Shipping Ltd.	807,750	384
Texwinca Holdings Ltd.	228,000	250
China Mobile Ltd. ADR	4,400	225
Stella International Holdings Ltd.	91,000	209
* Sands China Ltd.	53,200	179
China Overseas Grand Oceans Group Ltd.	123,000	114
ASM Pacific Technology Ltd.	8,100	104
Shun Tak Holdings Ltd.	158,000	67
		1,532
Hungary (0.9%)
Magyar Telekom Telecommunications plc	127,900	305
OTP Bank plc	15,625	280
		585
India (7.3%)
Reliance Industries Ltd.	50,098	826
HCL Technologies Ltd.	63,511	560
ITC Ltd.	81,096	334
Bank of India	47,250	329
* Idea Cellular Ltd.	160,953	310
Bharti Airtel Ltd.	37,625	278
* Genpact Ltd.	18,400	269
ICICI Bank Ltd. ADR	6,857	248
HDFC Bank Ltd. ADR	7,179	223
Infosys Ltd. ADR	3,786	208
IRB Infrastructure Developers Ltd.	52,341	184
Infrastructure Development Finance Co. Ltd.	67,129	180
Bank of Baroda	9,775	149
Punjab National Bank	5,794	110
Aban Offshore Ltd.	10,755	97
United Phosphorus Ltd.	28,506	85
Central Bank Of India	49,425	85
Dr Reddy's Laboratories Ltd. ADR	2,340	80
Indian Bank	17,575	78
Corp Bank	9,050	76
Jain Irrigation Systems Ltd.	37,881	73
Nava Bharat Ventures Ltd.	16,608	61
Karnataka Bank Ltd.	34,824	61
Gujarat NRE Coke Ltd.	72,168	33
ING Vysya Bank Ltd.	4,792	32
		4,969
Indonesia (0.6%)
Bank Rakyat Indonesia Persero Tbk PT	261,500	198
Indofood CBP Sukses Makmur TBK PT	305,000	173

Gudang Garam Tbk PT	8,500	54
		425
Kenya (0.1%)
Safaricom Ltd.	1,265,600	48

Malaysia (2.3%)
Axiata Group Bhd.	222,500	342
Genting Malaysia Bhd.	245,200	325
Genting Bhd.	78,100	285
UMW Holdings Bhd.	100,500	228
CIMB Group Holdings Bhd.	86,000	195
British American Tobacco Malaysia Bhd.	8,600	140
AirAsia Bhd.	39,800	46
		1,561
Mexico (3.1%)
America Movil SAB de CV ADR	23,208	539
Grupo Financiero Banorte SAB de CV	84,600	337
Wal-Mart de Mexico SAB de CV	100,200	310
Fomento Economico Mexicano SAB de CV	43,967	308
* Industrias CH SAB de CV Class B	83,200	308
America Movil SAB de CV	232,900	270
		2,072
Peru (0.7%)
Cia de Minas Buenaventura SA ADR	5,602	240
Southern Copper Corp.	6,419	223
		463
Philippines (1.2%)
Metropolitan Bank & Trust	199,050	352
Energy Development Corp.	2,016,500	263
Philippine Long Distance Telephone Co.	1,826	116
Philippine Long Distance Telephone Co. ADR	800	51
Ayala Land Inc.	107,500	44
* Puregold Price Club Inc.	34,700	16
		842
Poland (0.7%)
* Cyfrowy Polsat SA	77,150	316
Bank Pekao SA	2,829	138
		454
Qatar (0.7%)
Industries Qatar QSC	13,990	501

Russia (4.8%)
Gazprom OAO ADR	45,700	555
Lukoil OAO Sponsored ADR	7,584	445
Mobile Telesystems OJSC ADR	20,147	338
Sberbank of Russia	113,219	335
Lukoil OAO ADR	5,671	333
* Sberbank of Russia ADR	26,718	321
* NOMOS-BANK GDR	25,962	309
Rosneft Oil Co. GDR	40,900	302
Eurasia Drilling Co. Ltd. GDR	7,541	199
Magnit OJSC GDR	4,875	125
* Magnit OJSC	72	8
		3,270

Singapore (1.0%)
Noble Group Ltd.	330,000	352
Olam International Ltd.	87,000	179
* China Minzhong Food Corp. Ltd.	207,000	146
		677
South Africa (4.2%)
Sasol Ltd.	19,269	985
Standard Bank Group Ltd.	27,973	383
Imperial Holdings Ltd.	21,554	382
MTN Group Ltd.	19,697	335
African Bank Investments Ltd.	38,981	182
Naspers Ltd.	3,586	179
Aveng Ltd.	35,000	155
FirstRand Ltd.	49,500	143
Sasol Ltd. ADR	1,996	102
		2,846
South Korea (13.0%)
Samsung Electronics Co. Ltd.	2,202	2,168
Hana Financial Group Inc.	30,850	1,056
Shinhan Financial Group Co. Ltd.	18,944	754
LG Electronics Inc.	10,164	748
SK Telecom Co. Ltd.	3,150	400
Hyundai Mipo Dockyard	3,525	395
Industrial Bank of Korea	34,730	390
GS Holdings	6,232	345
LG Chem Ltd.	1,010	335
Hyundai Motor Co.	1,483	291
Grand Korea Leisure Co. Ltd.	15,910	282
E-Mart Co. Ltd.	959	231
Hyundai Mobis	670	165
Dongbu Insurance Co. Ltd.	3,590	153
NHN Corp.	803	151
KB Financial Group Inc. ADR	3,850	146
Hynix Semiconductor Inc.	5,830	139
Kolon Industries Inc.	1,914	122
KB Financial Group Inc.	2,900	110
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	3,890	96
Kia Motors Corp.	1,498	90
* LG Life Sciences Ltd.	2,470	82
Cheil Industries Inc.	828	74
Lotte Shopping Co. Ltd.	65	22
SK Telecom Co. Ltd. ADR	1,500	21
KT Corp. ADR	990	15
		8,781
Sweden (0.6%)
Oriflame Cosmetics SA	12,025	384

Switzerland (0.2%)
* Dufry AG	1,453	165

Taiwan (6.9%)
Hon Hai Precision Industry Co. Ltd.	279,200	900
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	59,492	838
Taiwan Semiconductor Manufacturing Co. Ltd.	274,000	727
Compal Electronics Inc.	503,000	564
Advanced Semiconductor Engineering Inc.	324,924	342

* Yuanta Financial Holding Co. Ltd.	313,842	177
Foxconn Technology Co. Ltd.	42,800	168
Formosa Plastics Corp.	55,000	160
Far Eastern New Century Corp.	103,000	127
Taishin Financial Holding Co. Ltd.	276,510	103
Advantech Co. Ltd.	33,200	101
Synnex Technology International Corp.	37,000	91
WPG Holdings Ltd.	61,000	85
Wistron Corp.	56,298	84
Airtac International Group	16,000	81
Chroma ATE Inc.	30,560	70
Catcher Technology Co. Ltd.	10,000	62
		4,680
Thailand (2.7%)
Krung Thai Bank PCL (Foreign)	716,100	353
Bangkok Bank PCL	62,700	310
* PTT Global Chemical PCL	132,651	285
Bangkok Bank PCL (Foreign)	41,000	220
Bank of Ayudhya PCL (Foreign)	246,000	177
Charoen Pokphand Foods PCL	155,500	176
Siam Commercial Bank PCL (Foreign)	38,800	151
Siam Cement PCL NVDR	7,300	82
* PTT Global Chemical PCL (Foreign)	21,600	44
Bank of Ayudhya PCL	55,700	40
		1,838
Turkey (2.1%)
* Asya Katilim Bankasi AS	511,818	486
Turkiye Vakiflar Bankasi Tao	163,925	266
* Turkcell Iletisim Hizmetleri AS ADR	19,726	254
Tupras Turkiye Petrol Rafinerileri AS	9,924	226
Ford Otomotiv Sanayi AS	24,250	216
		1,448
United Arab Emirates (0.5%)
* DP World Ltd.	29,506	340

United Kingdom (1.3%)
AZ Electronic Materials SA	90,056	430
* African Minerals Ltd.	25,898	205
Vedanta Resources plc	9,363	177
* Evraz plc	11,861	84
		896
United States (7.3%)
Exchange-Traded Fund (7.3%)
2 Vanguard MSCI Emerging Markets ETF	117,295	4,964

Total Common Stocks (Cost $65,245)		65,441

				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (3.8%)[1]
Money Market Fund (3.5%)
3 Vanguard Market Liquidity Fund	0.096%		2,377,171	2,377

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.3%)
[4,5] Fannie Mae Discount Notes	0.030%	4/2/12	200	200
Total Temporary Cash Investments (Cost $2,577)				2,577
Total Investments (100.3%) (Cost $67,822)				68,018
Other Assets and Liabilities-Net (-0.3%)				(205)
Net Assets (100%)				67,813

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.5%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
5 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the

Emerging Markets Select Stock Fund

securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	17,894	—	1
Common Stocks—Other	3,837	43,697	12
Temporary Cash Investments	2,377	200	—
Futures Contracts—Assets[1]	9	—	—
Total	24,117	43,897	13
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2011	2
Transfers into Level 3	12
Change in Unrealized Appreciation (Depreciation)	(1)
Balance as of January 31, 2012	13

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

Emerging Markets Select Stock Fund

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
MSCI Emerging Markets Index	March 2012	30	1,529	184

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At January 31, 2012, the cost of investment securities for tax purposes was $67,842,000. Net unrealized appreciation of investment securities for tax purposes was $176,000, consisting of unrealized gains of $2,763,000 on securities that had risen in value since their purchase and $2,587,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

VANGUARD TRUSTEES' EQUITY FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.